Secured Convertible Note Payable (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 18, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Gross proceeds from convertible debt		$ 1,500,000	$ 0
convertible note		1,824,176	$ 0
Amortization debt discount		106,244
Unamortized discount		795,590
Face amount		$ 1,824,176
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible note principal amount	$ 166,667
convertible note	901,834
Purchase Agreement [Member]
Debt Instrument [Line Items]
Gross proceeds from convertible debt	$ 1,500,000
Original issue discount	10.00%
Convertible note principal amount	$ 1,666,666
Conversion price	$ 2.75
Warrant exercise price	$ 2.75